Quarterly Holdings Report
for
Fidelity® Blue Chip Value Fund
October 31, 2021
BCV-NPRT1-1221
1.809087.118
Common Stocks - 95.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	215,000	11,392,850
Interactive Media & Services - 2.7%
Alphabet, Inc. Class A (a)	5,100	15,100,692
Media - 5.0%
Comcast Corp. Class A	327,600	16,848,468
Interpublic Group of Companies, Inc.	289,000	10,568,730
		27,417,198
TOTAL COMMUNICATION SERVICES		53,910,740
CONSUMER DISCRETIONARY - 4.6%
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	40,300	7,141,563
Multiline Retail - 1.5%
Dollar General Corp.	37,300	8,262,696
Specialty Retail - 1.8%
Best Buy Co., Inc.	79,400	9,705,856
TOTAL CONSUMER DISCRETIONARY		25,110,115
CONSUMER STAPLES - 8.1%
Food Products - 1.8%
Mondelez International, Inc.	166,500	10,113,210
Household Products - 6.3%
Procter & Gamble Co.	88,200	12,611,718
Reckitt Benckiser Group PLC	162,400	13,184,085
The Clorox Co.	54,900	8,949,249
		34,745,052
TOTAL CONSUMER STAPLES		44,858,262
ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Exxon Mobil Corp.	251,700	16,227,099
Parex Resources, Inc. (b)	359,800	6,986,097
		23,213,196
FINANCIALS - 20.9%
Banks - 10.5%
Bank of America Corp.	437,000	20,879,860
JPMorgan Chase & Co.	96,400	16,377,396
M&T Bank Corp.	66,100	9,724,632
PNC Financial Services Group, Inc.	51,600	10,889,148
		57,871,036
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)	91,400	26,232,714
Insurance - 5.6%
Chubb Ltd.	75,600	14,770,728
The Travelers Companies, Inc.	67,700	10,891,576
Willis Towers Watson PLC	22,400	5,427,072
		31,089,376
TOTAL FINANCIALS		115,193,126
HEALTH CARE - 20.0%
Biotechnology - 1.2%
Regeneron Pharmaceuticals, Inc. (a)	10,500	6,719,370
Health Care Providers & Services - 12.9%
Anthem, Inc.	31,400	13,663,082
Centene Corp. (a)	188,200	13,407,368
Cigna Corp.	54,700	11,684,467
CVS Health Corp.	177,700	15,865,056
UnitedHealth Group, Inc.	35,700	16,438,779
		71,058,752
Pharmaceuticals - 5.9%
AstraZeneca PLC sponsored ADR	175,467	10,945,631
Roche Holding AG (participation certificate)	28,260	10,947,760
Sanofi SA sponsored ADR	211,100	10,645,773
		32,539,164
TOTAL HEALTH CARE		110,317,286
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	29,400	10,502,268
Air Freight & Logistics - 0.9%
Deutsche Post AG	79,800	4,937,156
Electrical Equipment - 1.9%
Regal Rexnord Corp.	67,000	10,206,110
Industrial Conglomerates - 1.3%
Siemens AG	42,900	6,974,767
Machinery - 2.7%
ITT, Inc.	84,300	7,930,101
Oshkosh Corp.	67,600	7,233,200
		15,163,301
TOTAL INDUSTRIALS		47,783,602
INFORMATION TECHNOLOGY - 4.8%
IT Services - 3.4%
Amdocs Ltd.	113,700	8,850,408
Cognizant Technology Solutions Corp. Class A	126,600	9,886,194
		18,736,602
Software - 1.4%
NortonLifeLock, Inc.	309,700	7,881,865
TOTAL INFORMATION TECHNOLOGY		26,618,467
MATERIALS - 0.9%
Metals & Mining - 0.9%
Lundin Mining Corp.	574,800	5,002,098
REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	31,500	8,882,055
Real Estate Management & Development - 2.6%
CBRE Group, Inc. (a)	134,800	14,029,984
TOTAL REAL ESTATE		22,912,039
UTILITIES - 9.3%
Electric Utilities - 9.3%
Entergy Corp.	47,100	4,852,242
Evergy, Inc.	109,900	7,006,125
Exelon Corp.	254,500	13,536,855
PG&E Corp. (a)	780,300	9,051,480
PPL Corp.	208,100	5,993,280
Southern Co.	178,000	11,092,960
		51,532,942
TOTAL COMMON STOCKS (Cost $410,758,276)		526,451,873

Nonconvertible Preferred Stocks - 3.6%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.6%
Technology Hardware, Storage & Peripherals - 3.6%
Samsung Electronics Co. Ltd. (Cost $15,932,202)	357,540	19,541,159

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	6,314,463	6,315,726
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	6,344,716	6,345,350
TOTAL MONEY MARKET FUNDS (Cost $12,661,076)		12,661,076

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $439,351,554)	558,654,108
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(7,610,820)
NET ASSETS - 100.0%	551,043,288

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	16,453,065	26,212,394	36,349,733	1,357	-	-	6,315,726	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	508,500	9,597,652	3,760,802	1,472	-	-	6,345,350	0.0%
Total	16,961,565	35,810,046	40,110,535	2,829	-	-	12,661,076

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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